Shareholders' Equity (Details) - Schedule of ordinary share capital - shares	Dec. 31, 2021	Dec. 31, 2020
Number of shares
Ordinary shares Authorized	47,800,000	47,800,000
Ordinary shares Issued	18,756,570	18,494,739
Ordinary shares outstanding	18,756,570	18,494,739